Intangible assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 50.3	$ 58.9
Additions to intangible assets	$ 0.0